Equity - Dividends - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Aug. 04, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of non-adjusting events after reporting period [line items]
Final dividend per share			$ 0.6298	$ 0.5998	$ 0.5271
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Proposed final dividend per share (in US dollar per share)	$ 0.6298
Proposed final dividend	$ 1,399
Recommended full year dividend		$ 1.0348